DECS TRUST VI





Semiannual Report
June 30, 2000







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  5 Penn Plaza
  New York, New York 10001

DECS TRUST VI

Summary Information
--------------------------------------------------------------------------------

DECS Trust VI is a Delaware business trust that is registered as a closed-end management investment company under the Investment Company Act. The trust was formed for the purpose of issuing the DECS and carrying out the transactions described below and will terminate on November 15, 2002 or on a date shortly afterward (referred to below as the "exchange date"). The DECS are securities that represent all of the beneficial interest in the trust's assets.

The trust issued and sold 11,500,000 DECS to the public in November 1999 at a price of $39.4375 per DECS and used the net proceeds to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury securities maturing quarterly during the term of the trust and prepaid forward purchase contracts with three holders of class A common stock of Metromedia Fiber Network, Inc. (the "sellers"). The DECS are designed to provide investors with a higher current yield than they could obtain by owning Metromedia Fiber class A common stock (Metromedia Fiber currently does not pay dividends on the class A common stock), while at the same time giving them a chance to share in the increased value of Metromedia Fiber class A common stock if its price goes up.

The trust is required to make a quarterly cash distribution of $0.6162 per DECS on each February 15, May 15, August 15 and November 15, representing the pro rata portion of maturing zero-coupon Treasury securities held by the trust. The last cash distribution from the assets of the trust will be made on November 15, 2002, at which time all of the Treasury securities held by the trust will have matured. On the exchange date the trust will be required to distribute to holders of DECS between 0.8475 and 1.0 shares of Metromedia Fiber class A common stock for each DECS owned. The number of shares will be adjusted if Metromedia Fiber splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur. The trust will not deliver fractions of a share of Metromedia Fiber class A common stock. Holders who would receive a fraction of a share of Metromedia Fiber class A common stock (based on all DECS owned), will instead receive the cash value of the fraction.

If, at the exchange date, the average closing price of the Metromedia Fiber class A common stock for the 20 trading days immediately preceding the exchange date (the "exchange price") is greater than $46.5339, the trust will be obligated to deliver 0.8475 shares of Metromedia Fiber class A common stock per DECS; if the exchange price is greater than $39.4375 and less than or equal to $46.5339, the trust will be obligated to deliver a fraction of a share of Metromedia Fiber class A common stock per DECS having a value at the exchange price equal to $39.4375; and if the exchange price is less than or equal to $39.4375, the trust will be obligated to deliver one share of Metromedia Fiber class A common stock per DECS regardless of the market price of the class A common stock. Thus, if the exchange price of the Metromedia Fiber class A common stock on the exchange date is above $46.5339, the investor will receive 84.75% of the appreciation in market value of Metromedia Fiber class A common stock above $46.5339. If the exchange price is greater than $39.4375 but less than or equal to $46.5339, the investor will receive none of the appreciation in market value, and if the exchange price is $39.4375 or less, the investor will realize the entire loss on the decline in market value of the Metromedia Fiber class A common stock.

Under their prepaid forward purchase contracts with the trust, each seller has the option to deliver cash to the trust instead of shares of Metromedia Fiber class A common stock. If a seller decides to deliver cash, holders of DECS will receive the cash value of the Metromedia Fiber class A common stock they would have received under that seller's contract instead of the shares themselves. In addition, each seller may elect to deliver cash instead of Metromedia Fiber class A common stock by completing an offering of securities to refinance the DECS (a "rollover offering"). If a seller decides to make a rollover offering, it may extend the exchange date under its prepaid forward purchase contract to February 15, 2003. Any sellers that have elected to extend the exchange date to February 15, 2003 also have the option of later accelerating the exchange date to between November 15, 2002 and February 15, 2003. The sellers must deliver the cash due under their prepaid forward purchase contracts, together with an additional amount of cash to be distributed as an additional distribution to the holders of the DECS in respect of the period between November 15, 2002 and the exchange date as so extended or accelerated, by the fifth business day after the extended or accelerated exchange date.

This is only a summary of certain provisions and features of the DECS and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust's prospectus dated November 12, 1999. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

DECS TRUST VI                                                                  3
Statement of Assets and liabilities
June 30, 2000
(Unaudited)
--------------------------------------------------------------------------------

ASSETS

   Investments, at value (cost $428,157,123)                       $ 789,076,945
   Cash                                                                    1,690
   Prepaid expenses                                                      188,707
                                                                   -------------

              TOTAL ASSETS                                         $ 789,267,342
                                                                   -------------

LIABILITIES

    Unearned expense reimbursement                                       188,707
                                                                   -------------

              NET ASSETS                                           $ 789,078,635
                                                                   =============


COMPOSITION OF NET ASSETS

   DECS, no par value;
      11,500,001 shares issued and outstanding (Note 9)            $ 428,158,813
   Unrealized appreciation of investments                            360,919,822
                                                                   -------------

              NET ASSETS                                           $ 789,078,635
                                                                   =============

              NET ASSET VALUE PER DECS
                ($789,078,635/11,500,001 SHARES OUTSTANDING)       $       68.59
                                                                   =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST VI                                                                                      4
Schedule of Investments
June 30, 2000
(Unaudited)
----------------------------------------------------------------------------------------------------


                                            Par         Maturity                            Market
Securities Description                     Value          Date            Cost              Value
----------------------                     -----          ----            ----              -----

UNITED STATES GOVERNMENT SECURITIES

United States Treasury STRIPS          $  7,088,000     08/15/00     $   7,038,981     $   7,040,156
United States Treasury STRIPS             7,088,000     11/15/00         6,940,997         6,928,874
United States Treasury STRIPS             7,088,000     02/15/01         6,843,130         6,820,570
United States Treasury STRIPS             7,088,000     05/15/01         6,746,285         6,707,374
United States Treasury STRIPS             7,088,000     08/15/01         6,648,016         6,600,204
United States Treasury STRIPS             7,088,000     11/15/01         6,552,208         6,494,593
United States Treasury STRIPS             7,088,000     02/15/02         6,458,228         6,449,513
United States Treasury STRIPS             7,088,000     05/15/02         6,363,673         6,295,845
United States Treasury STRIPS             7,088,000     08/15/02         6,270,232         6,197,464
United States Treasury STRIPS             7,088,000     11/15/02         6,185,524         6,192,289
                                       ------------                  -------------     -------------
                                       $ 70,880,000                     66,047,274        65,726,882
                                       ============

FORWARD PURCHASE CONTRACTS:
   Metromedia Fiber Network, Inc.
     Class A Common Stock                                              362,109,849       723,350,063
                                                                     -------------     -------------
              TOTAL                                                  $ 428,157,123     $ 789,076,945
                                                                     =============     =============






   The accompanying notes are an integral part of these financial statements.

DECS TRUST VI                                                                               5
Statement of Operations
For the six months ended June 30, 2000
(Unaudited)
---------------------------------------------------------------------------------------------


INTEREST INCOME                                                                 $   2,022,869

EXPENSES:
   Administrative fees and expenses                              $  19,114
   Legal fees                                                        3,282
   Audit fees                                                       12,500
   Trustees' fees                                                    5,984
   Other expenses                                                    3,324
                                                                 ---------

              TOTAL FEES AND EXPENSES                               44,204

Expense Reimbursement (Note 7)                                     (44,204)
                                                                 ---------

              TOTAL EXPENSES - NET                                                          -
                                                                                -------------

              NET INVESTMENT INCOME                                                 2,022,869

              NET CHANGE IN UNREALIZED APPRECIATION
                 OF INVESTMENTS                                                   266,407,577
                                                                                -------------

              NET INCREASE IN NET ASSETS RESULTING
                 FROM OPERATIONS                                                $ 268,430,446
                                                                                =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST VI                                                                              6
Statements of Changes in Net Assets
For the six months ended June 30, 2000 and the period from November 17, 1999
(Commencement of Operations) to December 31, 1999
(Unaudited)
--------------------------------------------------------------------------------------------

                                                               Six months
                                                                  ended         Period ended
                                                                 June 30,        December 31,
                                                                   2000              1999
                                                                   ----              ----


OPERATIONS:

   Net investment income                                      $   2,022,869     $     520,941
   Net change in unrealized appreciation of investments         266,407,577        94,512,245
                                                              -------------     -------------

              NET INCREASE IN NET ASSETS FROM OPERATIONS        268,430,446        95,033,186
                                                              -------------     -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (2,543,810)
   Return of capital                                            (11,452,600)
                                                              -------------

              TOTAL DISTRIBUTIONS                               (13,996,410)
                                                              -------------


CAPITAL SHARES TRANSACTION:

   Gross proceeds from the sale of 11,500,000 DECS                                453,531,250
     Less:
        Selling commissions & offering costs                                      (13,919,937)
                                                                                -------------
              NET INCREASE IN NET ASSETS FROM CAPITAL
                 SHARES TRANSACTIONS                                              439,611,313
                                                                                -------------

              NET INCREASE IN NET ASSETS FOR
                 THE PERIOD                                     254,434,036       534,644,499

              NET ASSETS, BEGINNING OF PERIOD                   534,644,599               100
                                                              -------------     -------------

              NET ASSETS, END OF PERIOD                       $ 789,078,635     $ 534,644,599
                                                              =============     =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST VI                                                                  7
Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     DECS Trust VI ("Trust") was established on October 22, 1999 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1999, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and forward purchase contracts for shares of Metromedia Fiber Network, Inc. class A commom stock. The stock, or its cash equivalent, is deliverable pursuant to the contracts on November 15, 2002 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DECS TRUST VI                                                                  8
Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

3.   DISTRIBUTIONS

     DECS holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $2.4648 per annum or $.6162 per quarter (except for the first distribution on February 15, 2000 which was $.6009). For the six months ended June 30, 2000, distribution to shareholders was $13,996,410. The distribution includes return of capital and net investment income of $11,452,600 and $2,543,810, respectively.

4.   PURCHASES AND SALES ON INVESTMENT

     Purchases and maturities of U.S. Treasury STRIPS for the six months ended June 30, 2000 totaled $0 and $13,998,000, respectively. There were no purchases or sales of such investments during the period.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up-front fee of $10,800 for his services during the life of the Trust. The Managing Trustee has been paid an additional one-time, up-front fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's sponsor.

6.   INCOME TAXES

     The Trust is treated as a grantor trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of June 30, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes of $428,157,123, aggregated $360,919,822, consisting of gross unrealized appreciation and depreciation of investments of $361,240,214, and $320,392, respectively.

7.   EXPENSES

     The Trust sponsor has paid each of the Administrator, the Custodian, and the Paying Agent, and each Trustee, at the close of the offering of the DECS a one-time up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the trust. The Trust sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

DECS TRUST VI                                                                  9
Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

8.   FORWARD PURCHASE CONTRACTS

     The Trust has acquired and holds forward purchase contracts with three stockholders (the "Sellers") of Metromedia Fiber Networks, Inc. and paid to the Sellers $362,423,849 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of Metromedia Fiber Networks, Inc. class A common stock on November 15, 2002 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between 0.8475 and 1.00 shares, or the cash equivalent.

     Offering expenses of $314,000 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contract.

     The forward purchase contracts held by the Trust at June 30, 2000 are summarized as follows:


                                  Exchange        Cost of          Contract         Unrealized
                                    Date         Contracts           Value         Appreciation

Metromedia Fiber Networks,
Inc.Forward Purchase Contracts    11/15/02     $ 362,109,849     $ 723,350,063     $ 361,240,214
                                               =============     =============     =============


     The Sellers' obligations under the forward purchase contracts are collateralized by shares of Metromedia Fiber Networks, Inc. class A common stock which is being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 2000, the Custodian held 11,500,000 shares with an aggregate value of $221,083,188.

9.   CAPITAL SHARES TRANSACTION

     During the offering period, the Trust sold 11,500,000 DECS to the public and received net proceeds of $439,611,313 ($453,531,250 less sales commissions and offering expenses of $13,919,937). As of June 30, 2000, there were 11,500,001 DECS issued and outstanding.

DECS TRUST VI                                                                 10
Financial highlights
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.


                                                                                  Period from
                                                                               November 17, 1999
                                                                                 (Commencement
                                                               For the six     of Operations) to
                                                               months ended       December 31,
                                                               June 30, 2000          1999
                                                               -------------          ----

Net asset value, beginning of period                            $   46.49          $   38.26 *

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               .18                .05
  Unrealized gain on investments                                    23.17               8.21
                                                                ---------          ---------
  Net increase in net asset value                                   23.35               8.26

LESS: DISTRIBUTIONS
  Distribution from income                                           (.22)                 -
  Return of capital                                                 (1.00)                 -
                                                                ---------          ---------
  Total distributions                                               (1.22)                 -

CAPITAL SHARE TRANSACTIONS:
  Offering costs                                                        -               (.03)
                                                                ---------          ---------
  Ending net asset value                                        $   68.62          $   46.49
                                                                =========          =========
  Ending market value **                                        $   68.63          $   46.59
                                                                =========          =========

Total investment return (2)                                         50.63 %             12.05 %
Ratios/Supplemental data
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                          .01 %               .05 %
    After reimbursement (1)                                           .00 %               .00 %
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                          .60 %               .81 %
    After reimbursement (1)                                           .61 %               .87 %
Net assets, end of period (in thousands)                        $ 789,078          $  534,645

----------
(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions and offering expenses ($1.18 per share)
**   Closing price on NASDAQ at end of year.